Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Current and Non-Current Borrowings

	2018	2017	2016
	(€’000)
Non-current
Senior Notes	1,188,387	—	—
Senior Secured Notes 6.0%, due 2020	—	628,141	629,327
Mortgages	47,124	45,386	43,508
Finance lease liabilities	31,302	50,525	51,140
	1,266,813	724,052	723,975
Current
Mortgages	4,258	8,254	10,904
Finance lease liabilities	19,072	602	578
2017 Senior Secured Revolving Facility	—	99,904	—
	23,330	108,760	11,482
Total borrowings	1,290,143	832,812	735,457

Summary of Optional Redemption Price Expressed as Percentage

At any time and from time to time on or after June 15, 2021, upon not less than 10 and not more than 60 days’ notice, we may on any one or more occasions redeem the Senior Notes in whole or in part, at a redemption price equal to the percentage of principal amount set forth below plus accrued and unpaid interest, if any, on the Senior Notes redeemed, to, but excluding, the applicable redemption date and additional amounts, if any, if redeemed during the twelve-month period beginning on June 15 of the year indicated below:

Year	Redemption Price
2021	102.3750%
2022	101.1875%
2023, and thereafter	100.0000%

Summary of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities

The reconciliation of movements of liabilities to cash flows arising from financing activities is set out below:

	Note	6.00% Senior Secured Notes due 2020	4.75% Senior Notes due 2025	Mortgages	Finance lease liabilities	Revolving credit facilities	Share capital	Share premium	Foreign currency translation reserve	Hedging Reserve	Accumulated profit/ (deficit)	Total
	(€’000)
Balance as of January 1, 2018		628,141	—	53,640	51,127	99,904	7,141	539,448	4,180	(169)	39,061	1,422,473
Changes from financing cash flows
Proceeds from exercised options		—	—	—	—	—	29	1,707	—	—	—	1,736
Proceeds from mortgages		—	—	5,969	—	—	—	—	—	—	—	5,969
Repayment of mortgages		—	—	(8,335)	—	—	—	—	—	—	—	(8,335)
Proceeds from revolving facilities		—	—	—	—	148,814	—	—	—	—	—	148,814
Repayments of revolving facilities		—	—	—	—	(250,724)	—	—	—	—	—	(250,724)
Proceeds from 4.75% Senior Notes		—	1,194,800	—	—	—	—	—	—	—	—	1,194,800
Finance lease obligation		—	—	—	(1,170)	—	—	—	—	—	—	(1,170)
Repayment 6.00% Senior Secured Notes		(634,375)	—	—	—	—	—	—	—	—	—	(634,375)
Interest received at issuance of additional notes		—	2,428	—	—	—	—	—	—	—	—	2,428
Transaction costs Senior Notes		—	(7,122)	—	—	—	—	—	—	—	—	(7,122)
Transaction costs Revolving Facility		—	—	—	—	(2,542)	—	—	—	—	—	(2,542)
Total changes from financing cash flows		(634,375)	1,190,106	(2,366)	(1,170)	(104,452)	29	1,707	—	—	—	449,479
Other changes
Liability-related
Capitalized borrowing costs/bond premiums		(3,141)	709	108	—	4,548	—	—	—	—	—	2,224
Redemption fee repayment 6.00% Senior Secured Notes		9,375										9,375
Interest expense		—	—	—	417	—	—	—	—	—	—	417
Interest paid		—	(2,428)	—	—	—	—	—	—	—	—	(2,428)
Total liability-related		6,234	(1,719)	108	417	4,548	—	—	—	—	—	9,588
Total equity-related other changes		—	—	—	—	—	—	12,270	(639)	4	30,388	42,023
Balance as of December 31, 2018		—	1,188,387	51,382	50,374	—	7,170	553,425	3,541	(165)	69,449	1,923,563

	Note	Senior Secured Notes	Mortgages	Finance lease liabilities	Revolving credit facilities	Share capital	Share premium	Foreign currency translation reserve(i)	Hedging Reserve	Accumulated profit/ (deficit)(i)	Total
Balance as of January 1, 2017		629,327	54,412	51,718	—	7,060	523,671	11,004	(243)	(6)	1,276,943
Changes from financing cash flows
Proceeds from exercised options		—	—	—	—	55	6,914	—	—	—	6,969
Proceeds from mortgages		—	9,950	—	—	—	—	—	—	—	9,950
Repayment of mortgages		—	(10,848)	—	—	—	—	—	—	—	(10,848)
Proceeds from revolving facilities		—	—	—	129,521	—	—	—	—	—	129,521
Repayments of revolving facilities		—	—	—	(30,000)	—	—	—	—	—	(30,000)
Finance lease obligation		—	—	(995)	—	—	—	—	—	—	(995)
Total changes from financing cash flows		—	(898)	(995)	99,521	55	6,914	—	—	—	104,597
Other changes
Liability-related
Capitalized borrowing costs/bond premiums		(1,186)	126	—	383	—	—	—	—	—	(677)
Interest expense		—	—	404	—	—	—	—	—	—	404
Interest paid		—	—	—	—	—	—	—	—	—	—
Total liability-related		(1,186)	126	404	383	—	—	—	—	—	(273)
Total equity-related other changes		—	—	—	—	26	8,863	(6,824)	74	39,067	41,206
Balance as of December 31, 2017		628,141	53,640	51,127	99,904	7,141	539,448	4,180	(169)	39,061	1,422,473

(i)

Certain figures as of January 1, 2017 and December 31, 2017 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.

Summary of Maturity Profile of the Gross Amounts of Senior Notes,Senior Secured Notes and Mortgages

The maturity profile of the gross amounts of Senior Notes, Senior Secured Notes, the 2017 Senior Secured Revolving Facility and Mortgages are set out below:

	2018	2017	2016
	(€’000)
Within one year	—	104,400	7,332
Between 1 and 5 years	27,333	648,000	643,800
Over 5 years	1,224,648	26,916	29,107
	1,251,981	779,316	680,239

The Group has the following undrawn bank borrowing facilities:

	2018	2017	2016
	(€’000)
Expiring within one year	—	100,000	—
Expiring between 1 and 5 years	200,000	—	100,000
	200,000	100,000	100,000

Summary of Financial Lease Liabilities Relate to the Acquisition of Property,Plant and Equipment

Financial lease liabilities relate to the acquisition of property, plant and equipment with the following payment schedule:

	2018	2017	2016
	(€’000)
Gross lease liabilities:
Within one year	21,686	4,389	4,346
Between 1 and 5 years	26,719	29,625	31,904
More than 5 years	17,680	36,478	39,144
	66,085	70,492	75,394
Interest
Within one year	3,034	3,693	3,898
Between 1 and 5 years	8,595	10,218	11,897
More than 5 years	4,082	5,454	7,881
	15,711	19,365	23,676
Present value of minimum lease payments
Within one year	18,652	696	448
Between 1 and 5 years	18,124	19,407	20,007
More than 5 years	13,598	31,024	31,263
	50,374	51,127	51,718